FINANCE INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Finance Income And Expense [Abstract]
Disclosure of detailed information about finance income and expense

For the years ended December 31,	2017	2016
Interest income	$3.4	$1.5
Unrealized gain on derivative	—	0.1
Finance income	$3.4	$1.6

Unwinding of discounts on provisions	$20.4	$15.4
Interest expense on long-term debt	72.7	79.5
Unrealized loss on derivative	15.3	—
Net foreign exchange loss	15.0	33.7
Amortization of deferred financing, bank, financing fees and other	17.7	15.2
Finance expense	$141.1	$143.8
Net finance expense	$(137.7)	$(142.2)